UNAUDITED QUARTERLY RESULTS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Jan. 03, 2015	Oct. 04, 2014	Jul. 05, 2014	Apr. 05, 2014	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
UNAUDITED QUARTERLY RESULTS
Net sales	$ 428,958	$ 277,328	$ 281,118	$ 255,316	$ 398,574	$ 250,417	$ 265,998	$ 223,614	$ 1,242,720	$ 1,138,603	$ 803,371
Gross Profit	258,088	169,814	171,478	154,727	230,224	157,314	155,910	136,823	754,107	680,271	496,590
(Loss) income from continuing operations	61,508	4,510	9,249	(53,559)	126,494	2,623	(13,983)	(38,408)	21,708	76,726	(32,165)
(Loss) income from discontinued operations, net of income taxes	(44)	(2,207)	(708)	(1,662)	30	(11,753)	9,579	84,578	(4,621)	82,434	105,160
Net Income	$ 61,464	$ 2,303	$ 8,541	$ (55,221)	$ 126,524	$ (9,130)	$ (4,404)	$ 46,170	$ 17,087	$ 159,160	$ 72,995
Basic earnings per share
(Loss) income from continuing operations (in dollars per share)	$ 0.48	$ 0.04	$ 0.07	$ (0.42)	$ 0.99	$ 0.02	$ (0.11)	$ (0.31)	$ 0.17	$ 0.61	$ (0.27)
(Loss) income from discontinued operations (in dollars per share)		(0.02)		(0.01)		(0.09)	0.08	0.68	(0.04)	0.65	0.87
Net (loss) income (in dollars per share)	0.48	0.02	0.07	(0.43)	0.99	(0.07)	(0.03)	0.37	0.13	1.26	0.60
Diluted earnings per share
(Loss) income from continuing operations (in dollars per share)	0.48	0.04	0.07	(0.42)	0.99	0.02	(0.11)	(0.31)	0.17	0.60	(0.27)
(Loss) income from discontinued operations (in dollars per share)		(0.02)		(0.01)		(0.09)	0.08	0.68	(0.04)	0.65	0.87
Net (loss) income (in dollars per share)	$ 0.48	$ 0.02	$ 0.07	$ (0.43)	$ 0.99	$ (0.07)	$ (0.03)	$ 0.37	$ 0.13	$ 1.25	$ 0.60
Basic weighted average shares outstanding	127,703	127,682	127,663	127,489	127,160	126,971	126,664	124,403	127,634	126,264	121,057
Diluted weighted average shares outstanding	128,267	128,118	128,431	127,489	127,741	127,610	126,664	124,403	128,222	127,019	121,057
Pretax expenses (credit) related to streamlining initiatives	$ 2,400	$ 7,000	$ 7,100	$ 18,900	$ 7,100	$ (1,100)	$ 4,900	$ 28,900	$ 35,395	$ 41,952	$ 10,601